Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consists of the following (in thousands):

	June 30, 2015	December 31, 2014
Machinery and equipment	$1,361	$1,357
Computer equipment	305	294
Office equipment	203	203
Leasehold improvements	756	756
Construction in progress	6	—

	2,631	2,610
Less: accumulated depreciation and amortization	(2,085)	(1,896)

Property and equipment, net	$546	$714

Property and equipment consists of the following (in thousands):

	December 31, 2014	December 31, 2013
Machinery and equipment	$1,357	$1,170
Computer equipment	294	246
Office equipment	203	203
Leasehold improvements	756	745

	2,610	2,364
Less: accumulated depreciation and amortization	(1,896)	(1,534)

Property and equipment, net	$714	$830